UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21403

Name of Fund:	Western Asset/Claymore Inflation-Linked Securities & Income Fund

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:
Kevin Ehrlich Western Asset/Claymore Inflation-Linked Securities & Income Fund 385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
December 31

Date of reporting period:
07/01/2007 – 06/30/2008

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – The Fund held no voting securities during the period covered by this report.  No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By:	/s/ R. Jay Gerken

R. Jay Gerken,
President of Western Asset/Claymore Inflation-Linked Securities & Income Fund

Date:	August 22, 2008